Convertible and Other Notes Payable – Related Party Officer and His Affiliates (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Principal	$ 891,000	$ 900,000	$ 900,000
Convertible Notes Payable [Member]
Principal		945,227	887,439
Premiums		846,085	32,000
Total		1,791,312	919,439
Current portion, including premiums			(64,000)
Long term		$ 1,791,312	$ 855,439